Long-term debt (Details 3) In Millions, except Share data, unless otherwise specified	3 Months Ended					3 Months Ended		3 Months Ended
	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2010 USD ($)	Mar. 31, 2011 BRL	Dec. 31, 2010 BRL	Mar. 31, 2011 2nd Series [Member] BRL	Dec. 31, 2010 2nd Series [Member] BRL	Mar. 31, 2011 Tranche B [Member] BRL	Dec. 31, 2010 Tranche B [Member] BRL	Mar. 31, 2011 Long-Term Portion [Member] BRL	Dec. 31, 2010 Long-Term Portion [Member] BRL	Mar. 31, 2011 Accrued Charges [Member] BRL	Dec. 31, 2010 Accrued Charges [Member] BRL
Non-convertible debentures in Brazilian Reais denominated
Issued						150,000		400,000
Outstanding						150,000		400,000
Maturity						November 20,2010		November 20,2013
Interest						101.75% CDI		100% CDI + 0.25%
Balance				2,941	2,796	2,553	2,429	388	367
Long-term portion										2,844	2,767
Accrued charges												97	29
Indexation rates applied to debt
TJLP - Long-Term Interest Rate (effective rate)	(4.50%)	1.50%	1.50%
IGP-M - General Price Index - Market	2.4	3.2	2.8
Appreciation (devaluation) of Real against US dollar	$ 2.3	$ 1.7	$ (2.2)